CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIENCY - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share Capital
Statement Line Items [Line Items]
Beginning balance, Shares	23,521,744	23,521,744	23,521,744
Beginning balance, Amount	$ 7,880,660	$ 7,880,660	$ 7,880,660
Common shares issued for settlement of shareholder loan (Note 8(a)), Shares	7,681,110
Common shares issued for settlement of shareholder loan (Note 8(a)), Amount	$ 384,055
Common shares issued for private placement (Note 8(b)), Shares	5,532,500
Common shares issued for private placement (Note 8(b)), Amount	$ 553,250
Common shares issued for private placement (Note 8(c)), Shares	890,074
Common shares issued for private placement (Note 8(c)), Amount	$ 959,251
Common shares issued for private placement (Note 8(d)), Shares	2,410,800
Common shares issued for private placement (Note 8(d)), Amount	$ 4,703,025
Ending balance, Shares	40,036,228	23,521,744	23,521,744
Ending balance, Amount	$ 14,480,241	$ 7,880,660	$ 7,880,660
Contributed Surplus
Statement Line Items [Line Items]
Beginning balance, Amount	361,196	361,196	361,196
Issuance of options (Note 11)	1,177,727
Issuance of warrants (Note 10)	2,269,688
Ending balance, Amount	3,808,611	361,196	361,196
Accumulated Deficit
Statement Line Items [Line Items]
Beginning balance, Amount	(8,868,332)	(8,779,927)	(8,706,215)
Net loss	(4,865,933)	(88,405)	(73,712)
Ending balance, Amount	(13,734,265)	(8,868,332)	(8,779,927)
Accumulated Other Comprehensive Income
Statement Line Items [Line Items]
Beginning balance, Amount	0	0	0
Foreign currency translation gain	684
Ending balance, Amount	684	0	0
Beginning balance, Amount	(626,476)	(538,071)	(464,359)
Common shares issued for settlement of shareholder loan (Note 8(a)), Amount	384,055
Common shares issued for private placement (Note 8(b)), Amount	553,250
Common shares issued for private placement (Note 8(c)), Amount	959,251
Issuance of options (Note 11)	1,177,727
Issuance of warrants (Note 10)	2,269,688
Common shares issued for private placement (Note 8(d)), Amount	4,703,025
Foreign currency translation gain	684	0	0
Net loss	(4,865,933)	(88,405)	(73,712)
Ending balance, Amount	$ 4,555,271	$ (626,476)	$ (538,071)